Subsequent Events (Details Narrative) - Subsequent Events [Member] $ in Millions	Apr. 10, 2025 USD ($)	Mar. 11, 2025 USD ($)	Mar. 11, 2025 CAD ($)
Statement [Line Items]
Amounts to be paid to the seller	$ 865,000
Additional amount to be paid	60,000
Business Acquisition, Consideration Transferred	975,000	$ 580,000
Annual net revenue			$ 3
Payment to the seller	$ 50,000
Business Acquisition, Description of Transaction	the Company signed an agreement to acquire 100% membership interest of West Olympia Pharmacy, PLLC (“West Olympia Pharmacy”)	the Company acquired 100% of the outstanding shares of Gateway Medical Pharmacy Inc. (“Gateway Pharmacy”), an independent retail pharmacy located in Portland, Oregon	the Company acquired 100% of the outstanding shares of Gateway Medical Pharmacy Inc. (“Gateway Pharmacy”), an independent retail pharmacy located in Portland, Oregon